Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables provide additional compensation information regarding our NEOs, prepared in accordance with the SEC's pay versus performance disclosure regulations for fiscal years 2022 through 2026.

Pay Versus Performance (PVP) Table - PEO

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table (SCT) Total for PEO - Nassif	Compensation Actually Paid (CAP) to PEO(1) - Nassif	Summary Compensation Table (SCT) Total for PEO - Adent	Compensation Actually Paid (CAP) to PEO(1) - Adent	Neogen TSR	S&P MidCap 400 Health Care Index TSR	Net (Loss) Income (in millions)	Adjusted EBITDA (Company Selected Measure) (in millions) (2)

2026	$8,693,916	$14,012,641	$3,137,371	$841,552	19.4	95.5	$(7.9)	$177.8
2025	-	-	6,824,891	(457,682)	12.7	79.2	(1,092.0)	184.2
2024	-	-	7,221,352	4,499,416	28.5	84.3	(9.4)	213.2
2023	-	-	5,325,174	4,853,105	37.9	81.3	(22.9)	205.1
2022	-	-	4,315,427	2,315,621	57.3	85.3	48.3	115.4
(1)
Note that there are separate columns for Mr. Nassif and Mr. Adent, each of whom served as the CEO during a portion of fiscal year 2026. Amounts reported reflect CAP for Mr. Nassif and Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nassif and Mr. Adent during the applicable year. The adjustments below were made to Mr. Nassif and Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
(2)
Non-GAAP financial measures; see explanations and reconciliations that follow.

CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation

Mr. Nassif

Fiscal Year	SCT Total	Subtract Reported Value of Equity Awards from SCT	Equity Award Adjustments(a)	Compensation Actually Paid

2026	$8,693,916	$(6,500,000)	$11,818,726	$14,012,641
2025	-	-	-	-
2024	-	-	-	-
2023	-	-	-	-
2022	-	-	-	-
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for Mr. Nassif, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Mr. Adent

Fiscal Year	SCT Total	Subtract Reported Value of Equity Awards from SCT	Equity Award Adjustments(a)	Compensation Actually Paid

2026	$3,137,371	$-	$(2,295,819)	$841,552
2025	6,824,891	(6,000,000)	(1,282,573)	(457,682)
2024	7,221,352	(6,000,000)	3,278,064	4,499,416
2023	5,325,174	(4,000,000)	3,527,931	4,853,105
2022	4,315,427	(2,925,547)	925,741	2,315,621
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for Mr. Adent, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

CEO Equity Component of CAP

Mr. Nassif

Fiscal Year	Awards Granted During Current Fiscal Year and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Equity Adjustment Included in CAP

2026	$11,818,726	$-	$-	$11,818,726
2025	-	-	-	-
2024	-	-	-	-
2023	-	-	-	-
2022	-	-	-	-

Mr. Adent

Fiscal Year	Awards Granted During Current Fiscal Year and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Vested During Current Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Forfeited During Current Fiscal Year	Equity Adjustment Included in CAP

2026	$-	$-	$146,434	$(2,442,253)	$(2,295,819)
2025	2,305,639	(3,335,247)	(252,965)	-	(1,282,573)
2024	4,787,158	(1,363,377)	(145,717)	-	3,278,064
2023	5,647,124	(1,100,298)	(1,018,895)	-	3,527,931
2022	2,731,035	(1,731,231)	(74,063)	-	925,741

Pay Versus Performance (PVP) Table - Non-PEO

			Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs	Neogen TSR	S&P MidCap 400 Health Care Index TSR	Net (Loss) Income (in millions)	Adjusted EBITDA (Company Selected Measure) (in millions) (1)

2026	$2,657,025	$2,124,572	19.4	95.5	$(7.9)	$177.8
2025	2,241,470	90,305	12.7	79.2	(1,092.0)	184.2
2024	2,991,286	2,366,175	28.5	84.3	(9.4)	213.2
2023	1,327,952	1,251,767	37.9	81.3	(22.9)	205.1
2022	1,220,774	727,779	57.3	85.3	48.3	115.4

(1) Non-GAAP financial measures; see explanations and reconciliations that follow.

Average Other NEOs SCT Total to CAP Reconciliation

Fiscal Year	SCT Total	Subtract Reported Value of Equity Awards from SCT	Equity Award Adjustments(a)	Compensation Actually Paid

2026	$2,657,025	$(1,934,000)	$1,401,547	$2,124,572
2025	2,241,470	(1,730,333)	(420,831)	90,305
2024	2,991,286	(2,300,000)	1,674,889	2,366,175
2023	1,327,952	(776,244)	725,576	1,251,767
2022	1,220,774	(673,894)	180,899	727,779
a)
The following table details the amounts deducted or added in calculating the equity award adjustments for our non-PEO NEOs, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.

Average Other NEOs Equity Component of CAP

Fiscal Year	Awards Granted During Current Fiscal Year and Unvested at End of Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Unvested at End of Fiscal Year	Awards Granted in Current or Prior Fiscal Year(s) and Vested During Current Fiscal Year	Awards Granted in Prior Fiscal Year(s) and Forfeited During Current Fiscal Year	Equity Adjustment Included in CAP

2026	$1,255,121	$-	$146,426	$(255,834)	$1,401,547
2025	671,195	(1,015,084)	(76,942)	-	(420,831)
2024	1,830,083	(128,113)	(27,081)	-	1,674,889
2023	1,060,429	(224,528)	(110,326)	-	725,576
2022	617,287	(408,559)	(27,828)	-	180,899
(1)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Nassif and Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Nassif and Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2026, Tamara Ranalli, R. Bryan Riggsbee, Jennifer Evans Stacey, David Naemura, and Amy Rocklin (ii) for fiscal years 2025 and 2024, Douglas Jones, David Naemura, and Amy Rocklin; (iii) for fiscal year 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iv) for fiscal year 2022, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn.
(2)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Nassif and Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Nassif and Mr. Adent) during the applicable fiscal year. The adjustments below were made for each fiscal year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Company Selected Measure Name	Adjusted EBITDA
Adjustment To PEO Compensation, Footnote	Note that there are separate columns for Mr. Nassif and Mr. Adent, each of whom served as the CEO during a portion of fiscal year 2026. Amounts reported reflect CAP for Mr. Nassif and Mr. Adent, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nassif and Mr. Adent during the applicable year. The adjustments below were made to Mr. Nassif and Mr. Adent’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K.
Non-PEO NEO Average Total Compensation Amount	$ 2,657,025	$ 2,241,470	$ 2,991,286	$ 1,327,952	$ 1,220,774
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,124,572	90,305	2,366,175	1,251,767	727,779
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Nassif and Mr. Adent) for each corresponding year. The names of each of the other NEOs (excluding Mr. Nassif and Mr. Adent) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2026, Tamara Ranalli, R. Bryan Riggsbee, Jennifer Evans Stacey, David Naemura, and Amy Rocklin (ii) for fiscal years 2025 and 2024, Douglas Jones, David Naemura, and Amy Rocklin; (iii) for fiscal year 2023, Douglas Jones, Steven Quinlan, Jason Lilly, David Naemura, and Amy Rocklin; and (iv) for fiscal year 2022, Douglas Jones, Steven Quinlan, Jason Lilly, and Jerome Hagedorn.
(2)
Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Nassif and Mr. Adent), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Nassif and Mr. Adent) during the applicable fiscal year. The adjustments below were made for each fiscal year to determine the CAP for such fiscal year in accordance with the requirements of Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

2. CAP versus Neogen TSR

The graph below compares Neogen’s Total Shareholder Return (“TSR”) to the CEO’s and Other NEOs’ Compensation Actually Paid (“CAP”) for the five fiscal years beginning with 2022. As shown in the graph, the CEO’s CAP increased in 2023, remained relatively consistent in 2024, declined significantly in 2025, and increased substantially in 2026. CAP for the Other NEOs increased from 2022 through 2024, declined in 2025, and increased in 2026. The year-over-year changes in CAP primarily reflect the impact of changes in the fair value of equity awards, including the effect of stock price performance on outstanding and unvested awards, as required under SEC pay-versus-performance rules. Additionally, Mr. Nassif received two grant awards during fiscal year 2026 given his initial inducement award in connection with his hiring. During the same period, Neogen’s TSR declined through fiscal year 2025 before improving significantly and outperforming benchmarks in 2026.

Compensation Actually Paid vs. Net Income

3. CAP versus Net Income

The graph below compares Neogen’s net income to the CEO’s and Other NEOs’ Compensation Actually Paid (“CAP”) for the five fiscal years beginning with 2022. Net income declined from $48.3 million in fiscal year 2022 to a loss of $22.9 million in fiscal year 2023 and a loss of $9.4 million in fiscal year 2024, primarily reflecting transaction-related costs, amortization of acquired intangible assets, and interest expense associated with the Company's acquisition of the former 3M Food Safety Division. Net income declined significantly in fiscal year 2025, primarily due to a non-cash goodwill impairment charge, resulting in a net loss of approximately $1.1 billion. Net income improved substantially in fiscal year 2026, with the Company reporting a net loss of $7.9 million. During the same period, CAP for both the CEO and Other NEOs fluctuated, reflecting changes in the fair value of equity awards as required under SEC pay-versus-performance rules. Neogen does not use net income as a metric in determining executive compensation.

Compensation Actually Paid vs. Company Selected Measure

4. CAP versus Adjusted EBITDA (1) (Company Selected Measure)

The graph below compares Neogen's Adjusted EBITDA to the CEO's and Other NEOs' Compensation Actually Paid ("CAP") for the five fiscal years beginning with 2022. Management defines Adjusted EBITDA as EBITDA, adjusted for share-based compensation, certain transaction and integration costs, and other non-recurring charges. Adjusted EBITDA increased from $115.4 million in fiscal year 2022 to $205.4 million in fiscal year 2023 and $213.2 million in fiscal year 2024, due primarily to the acquisition of the former 3M Food Safety Division. Adjusted EBITDA declined to $184.2 million in fiscal year 2025 and $177.8 million in fiscal year 2026. However, 2026 Adjusted EBITDA was negatively impacted by the divestiture of the Company’s Cleaners & Disinfectants business, and Adjusted EBITDA trends improved as the Company transitioned through fiscal year 2026 with Adjusted EBITDA margin expansion seen consistently on a year-over-year basis through the last three quarters of the year. During the same period, CAP for both the CEO and Other NEOs fluctuated, reflecting changes in the fair value of equity awards as required under SEC pay-versus-performance rules. While the Company uses other financial and non-financial performance measures in its compensation programs, Neogen has determined that Adjusted EBITDA is the most important financial performance measure used to link CAP to the CEO and Other NEOs to Company performance.

(1) Non-GAAP financial measures; see explanations and reconciliations that follow.

Total Shareholder Return Vs Peer Group

1. Total Shareholder Return (TSR): Neogen versus S&P Midcap 400 Health Care Index

The graph below assumes an initial investment of $100 on May 31, 2021, in Neogen common stock and the S&P MidCap 400 Health Care Index and assumes dividends, if any, were reinvested. As shown in the graph, Neogen's TSR has been below the S&P MidCap 400 Health Care Index throughout the measurement period. Neogen saw a significant recovery in TSR in 2026 significantly outperforming the S&P MidCap 400 Health Care Index, increasing from $13 to $19 (46.2%) compared to an increase in the index from $79 to $96 (21.5%). This was following the appointment of Mike Nassif as CEO and several additional key leadership changes within the Company.

Tabular List, Table

List of Most Important Measures

The items listed below represent the most important metrics used to determine CAP for fiscal year 2026 as further described in our Compensation Discussion & Analysis (CD&A) within the sections titled “Incentive Compensation Plan (ICP)” and “Long-Term Incentive (LTI) Compensation:”

Performance Measure
Revenue
Adjusted EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 19.4	12.7	28.5	37.9	57.3
Peer Group Total Shareholder Return Amount	$ 95.5	$ 79.2	$ 84.3	$ 81.3	$ 85.3
Company Selected Measure Amount	177,800,000	184,200,000	213,200,000	205,100,000	115,400,000
Net Income (Loss)	$ (7,900,000)	$ (1,092,000,000)	$ (9,400,000)	$ (22,900,000)	$ 48,300,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Nassif
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,693,916	0	0	0	0
PEO Actually Paid Compensation Amount	14,012,641	0	0	0	0
Adent
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,137,371	6,824,891	7,221,352	5,325,174	4,315,427
PEO Actually Paid Compensation Amount	841,552	(457,682)	4,499,416	4,853,105	2,315,621
PEO | Nassif | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,000)	0	0	0	0
PEO | Nassif | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,818,726	(0)	0	0	0
PEO | Nassif | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,818,726	0	0	0	0
PEO | Nassif | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Nassif | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adent | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,000,000)	(6,000,000)	(4,000,000)	(2,925,547)
PEO | Adent | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,295,819)	(1,282,573)	3,278,064	3,527,931	925,741
PEO | Adent | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,305,639	4,787,158	5,647,124	2,731,035
PEO | Adent | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,335,247)	(1,363,377)	(1,100,298)	(1,731,231)
PEO | Adent | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,434	(252,965)	(145,717)	(1,018,895)	(74,063)
PEO | Adent | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,442,253)	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,934,000)	(1,730,333)	(2,300,000)	(776,244)	(673,894)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,401,547	(420,831)	1,674,889	725,576	180,899
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,255,121	671,195	1,830,083	1,060,429	617,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,015,084)	(128,113)	(224,528)	(408,559)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,426	(76,942)	(27,081)	(110,326)	(27,828)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (255,834)	$ 0	$ (0)	$ (0)	$ (0)